Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of revenue by geographical analysis

	2025 £’000	2024 £’000	2023 £’000
Revenue:
Belgium	–	–	381
	–	–	381

Schedule of performance obligations

	Contractual Assets			Contractual Liabilities
	2025 £’000	2024 £’000	2023 £’000	2025 £’000	2024 £’000	2023 £’000
At 1 January	47	–	–	(1,468)	–	(197)
Transfers in the period from contract assets to trade receivables	(47)	–	–	–	–	–
Amounts included in contract liabilities that was recognised as revenue during the period	–	–	–	–	–	197
Amounts included in contract liabilities that was recognised as grant income and netted against the relevant expenses in the period	–	–	–	4,458	–	–
Excess of revenue recognised over cash	39	47	–	–	–	–
Cash received in advance of performance and not recognised as revenue during the period	–	–	–	(3,645)	(1,468)	–
Foreign exchange	–	–	–	85	–	–
At 31 December	39	47	–	(571)	(1,468)	–

Schedule of commercial segment

	2025 £’000	2024 £’000	2023 £’000
Customer A	n/a	n/a	100%